SUPPLEMENTAL INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplemental cash flow information:
Trade receivables and other current assets	$ (40)	$ 30	$ (72)
Accounts payable and accrued liabilities	32	(160)	2
Other assets and liabilities	(17)	(7)	8
Net change in working capital balances	$ 25	$ 137	$ 62